Prior Year Adjustment	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Prior Year Adjustment

10.  PRIOR YEAR ADJUSTMENT

In order to match the cost of revenue more accurately, the salaries of coaching-related staff of ZDSE were included in cost of revenue account since January 1, 2020. Prior year adjustments have been passed and the impact of such adjustments summarized below:

	For the six months ended June 30, 2019
	As previously stated	Prior year adjustment	As restated
Cost of Revenue	$77,987	121,961	199,948
General and administrative expenses	$542,177	(121,961)	420,216